United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/2019

Date of Reporting Period: Quarter ended 11/30/2018

Item 1.	Schedule of Investments

Federated Adjustable Rate Securities Fund
Portfolio of Investments
November 30, 2018 (unaudited)
Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—47.0%
		Federal Home Loan Mortgage Corporation ARM—16.0%
$1,597,154		3.596%, 12/1/2034	$1,670,405
1,737,085		3.741%, 7/1/2038	1,790,223
3,627,034		3.805%, 7/1/2034	3,709,332
2,233,507		3.932%, 2/1/2035	2,336,247
1,252,791		4.123%, 4/1/2034	1,316,496
1,415,406		4.175%, 4/1/2037	1,474,130
1,238,807		4.210%, 5/1/2035	1,290,728
2,060,981		4.216%, 7/1/2036	2,120,441
1,976,000		4.234%, 10/1/2033	2,048,229
2,258,334		4.343%, 7/1/2035	2,366,346
615,868		4.391%, 2/1/2036	642,973
1,661,546		4.442%, 11/1/2034	1,752,356
1,635,009		4.444%, 8/1/2035	1,726,263
		TOTAL	24,244,169
		Federal National Mortgage Association ARM—30.7%
263,467		2.935%, 7/1/2036	272,326
1,028,956		3.333%, 12/1/2034	1,076,949
259,680		3.430%, 12/1/2034	270,172
909		3.500%, 2/1/2019	908
365,704		3.567%, 12/1/2033	385,321
924,399		3.585%, 11/1/2039	974,646
1,701,260		3.624%, 1/1/2040	1,793,511
1,692,253		3.655%, 2/1/2042	1,785,037
243,251		3.766%, 5/1/2038	248,650
269,401		3.768%, 5/1/2035	277,410
233,321		3.810%, 2/1/2036	243,618
1,668,422		3.845%, 5/1/2039	1,713,210
243,726		3.854%, 11/1/2035	251,676
3,873,234		3.899%, 8/1/2039	4,048,267
550,455		3.904%, 9/1/2033	558,578
638,247		3.917%, 5/1/2035	661,007
98,478		3.990%, 2/1/2036	101,365
1,556,688		4.022%, 10/1/2034	1,597,067
680,383		4.039%, 1/1/2035	716,271
657,500		4.051%, 5/1/2035	678,533
1,248,044		4.065%, 8/1/2034	1,272,616
714,220		4.098%, 10/1/2037	729,776
1,052,494		4.100%, 6/1/2034	1,080,181
2,114,329		4.102%, 5/1/2036	2,218,598
1,367,725		4.103%, 7/1/2035	1,438,234
602,227		4.114%, 1/1/2035	625,325
56,084		4.130%, 4/1/2034	57,697
964,724		4.158%, 7/1/2035	1,001,053
1,441,540		4.160%, 10/1/2035	1,519,146
252,639		4.169%, 5/1/2036	265,381

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES—continued
		Federal National Mortgage Association ARM—continued
$657,775		4.181%, 6/1/2035	$694,114
2,640,581		4.205%, 7/1/2034	2,778,576
3,006,586		4.226%, 5/1/2035	3,142,704
363,140		4.227%, 7/1/2035	376,091
556,042		4.242%, 6/1/2033	576,631
782,950		4.262%, 10/1/2037	822,726
708,604		4.410%, 7/1/2034	745,925
766,954		4.433%, 7/1/2039	803,398
644,076		4.439%, 7/1/2035	672,529
429,571		4.443%, 10/1/2035	450,760
1,316,256		4.485%, 7/1/2035	1,378,836
4,782,035		4.574%, 8/1/2035	5,028,699
83,113		4.595%, 10/1/2033	84,712
516,139		4.665%, 10/1/2035	545,512
371,599		4.690%, 11/1/2040	391,432
74,615		4.986%, 7/1/2027	78,587
		TOTAL	46,433,761
		Government National Mortgage Association ARM—0.3%
40,566		3.125%, 11/20/2023	41,025
37,835		3.125%, 10/20/2029	38,618
59,789		3.375%, 1/20/2022	60,085
56,255		3.375%, 2/20/2023	56,671
58,104		3.375%, 3/20/2023	58,544
16,010		3.375%, 1/20/2030	16,310
26,178		3.625%, 5/20/2029	26,625
40,377		3.750%, 7/20/2023	40,697
45,596		3.750%, 9/20/2023	45,973
		TOTAL	384,548
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $71,047,440)	71,062,478
	[1]	ASSET-BACKED SECURITY—0.7%
		Other—0.7%
1,019,202		Sofi Professional Loan Program LLC, Class A1, 4.065%, (1-month USLIBOR +1.750%), 8/25/2036 (IDENTIFIED COST $1,010,051)	1,040,331
		COLLATERALIZED MORTGAGE OBLIGATIONS—31.8%
		Federal Home Loan Mortgage Corporation—10.2%
249,086	[1]	REMIC 2380 FL, 2.907%, (1-month USLIBOR +0.600%), 11/15/2031	251,899
231,240	[1]	REMIC 2434 FA, 3.307%, (1-month USLIBOR +1.000%), 3/15/2032	236,673
95,995	[1]	REMIC 2448 FA, 3.307%, (1-month USLIBOR +1.000%), 1/15/2032	98,210
101,566	[1]	REMIC 2452 FC, 3.307%, (1-month USLIBOR +1.000%), 1/15/2032	103,910
305,467	[1]	REMIC 2459 FP, 3.307%, (1-month USLIBOR +1.000%), 6/15/2032	312,536
72,675	[1]	REMIC 2470 EF, 3.307%, (1-month USLIBOR +1.000%), 3/15/2032	74,383
334,791	[1]	REMIC 2475 F, 3.307%, (1-month USLIBOR +1.000%), 2/15/2032	342,635
280,183	[1]	REMIC 2475 FD, 2.857%, (1-month USLIBOR +0.550%), 6/15/2031	283,095
211,450	[1]	REMIC 2480 NF, 3.307%, (1-month USLIBOR +1.000%), 1/15/2032	216,395
71,561	[1]	REMIC 2498 AF, 3.307%, (1-month USLIBOR +1.000%), 3/15/2032	73,242
293,251	[1]	REMIC 3085 UF, 2.757%, (1-month USLIBOR +0.450%), 12/15/2035	295,140
655,446	[1]	REMIC 3156 HF, 2.792%, (1-month USLIBOR +0.485%), 8/15/2035	660,392
212,355	[1]	REMIC 3213 GF, 2.737%, (1-month USLIBOR +0.430%), 9/15/2036	213,367
1,216,336	[1]	REMIC 3284 AF, 2.617%, (1-month USLIBOR +0.310%), 3/15/2037	1,216,095

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$5,404,455	[1]	REMIC 3284 BF, 2.607%, (1-month USLIBOR +0.300%), 3/15/2037	$5,424,444
705,213	[1]	REMIC 3380 FP, 2.657%, (1-month USLIBOR +0.350%), 11/15/2036	705,928
720,973	[1]	REMIC 3550 GF, 3.057%, (1-month USLIBOR +0.750%), 7/15/2039	733,849
989,365	[1]	REMIC 3556 FA, 3.217%, (1-month USLIBOR +0.910%), 7/15/2037	1,008,685
428,425	[1]	REMIC 3593 CF, 2.907%, (1-month USLIBOR +0.600%), 2/15/2036	433,712
2,695,941	[1]	REMIC 4149 F, 2.557%, (1-month USLIBOR +0.250%), 1/15/2033	2,687,518
		TOTAL	15,372,108
		Federal National Mortgage Association—19.8%
45,494		REMIC 1995-17 B, 4.120%, 2/25/2025	45,836
284,257	[1]	REMIC 2001-32 FA, 2.865%, (1-month USLIBOR +0.550%), 7/25/2031	287,025
99,351	[1]	REMIC 2001-57 FA, 2.765%, (1-month USLIBOR +0.450%), 6/25/2031	99,848
79,754	[1]	REMIC 2001-62 FC, 2.965%, (1-month USLIBOR +0.650%), 11/25/2031	80,899
105,996	[1]	REMIC 2001-71 FS, 2.915%, (1-month USLIBOR +0.600%), 11/25/2031	107,370
208,589	[1]	REMIC 2002-52 FG, 2.815%, (1-month USLIBOR +0.500%), 9/25/2032	210,661
581,826	[1]	REMIC 2002-58 FG, 3.315%, (1-month USLIBOR +1.000%), 8/25/2032	595,747
94,547	[1]	REMIC 2002-60 FH, 3.315%, (1-month USLIBOR +1.000%), 8/25/2032	96,809
388,461	[1]	REMIC 2002-7 FG, 3.215%, (1-month USLIBOR +0.900%), 1/25/2032	395,958
188,175	[1]	REMIC 2002-77 FA, 3.303%, (1-month USLIBOR +1.000%), 12/18/2032	192,654
78,699	[1]	REMIC 2002-77 FG, 2.853%, (1-month USLIBOR +0.550%), 12/18/2032	79,614
170,095	[1]	REMIC 2002-8 FA, 3.053%, (1-month USLIBOR +0.750%), 3/18/2032	173,173
247,246	[1]	REMIC 2005-67 FM, 2.665%, (1-month USLIBOR +0.350%), 8/25/2035	247,646
1,146,931	[1]	REMIC 2006-103 FB, 2.715%, (1-month USLIBOR +0.400%), 10/25/2036	1,156,334
322,596	[1]	REMIC 2006-11 FB, 2.615%, (1-month USLIBOR +0.300%), 3/25/2036	323,260
1,084,408	[1]	REMIC 2006-65 DF, 2.665%, (1-month USLIBOR +0.350%), 7/25/2036	1,086,580
401,261	[1]	REMIC 2006-76 QF, 2.715%, (1-month USLIBOR +0.400%), 8/25/2036	403,341
3,800,411	[1]	REMIC 2006-W1 2AF1, 2.535%, (1-month USLIBOR +0.220%), 2/25/2046	3,769,519
131,831	[1]	REMIC 2007-102 FA, 2.885%, (1-month USLIBOR +0.570%), 11/25/2037	133,052
356,620	[1]	REMIC 2007-20 F, 2.575%, (1-month USLIBOR +0.260%), 3/25/2037	356,349
2,497,783	[1]	REMIC 2007-71 WF, 2.765%, (1-month USLIBOR +0.450%), 7/25/2037	2,513,767
428,716	[1]	REMIC 2007-88 FW, 2.865%, (1-month USLIBOR +0.550%), 9/25/2037	429,039
620,803	[1]	REMIC 2008-69 FB, 3.315%, (1-month USLIBOR +1.000%), 6/25/2037	637,567
152,200	[1]	REMIC 2008-75 DF, 3.565%, (1-month USLIBOR +1.250%), 9/25/2038	156,338
2,651,781	[1]	REMIC 2009-106 FN, 3.065%, (1-month USLIBOR +0.750%), 1/25/2040	2,698,207
923,311	[1]	REMIC 2009-78 UF, 3.085%, (1-month USLIBOR +0.770%), 10/25/2039	941,418
1,674,058	[1]	REMIC 2009-87 FX, 3.065%, (1-month USLIBOR +0.750%), 11/25/2039	1,702,434
1,907,020	[1]	REMIC 2009-87 HF, 3.165%, (1-month USLIBOR +0.850%), 11/25/2039	1,947,713
873,394	[1]	REMIC 2010-39 EF, 2.835%, (1-month USLIBOR +0.520%), 6/25/2037	880,992
3,856,558	[1]	REMIC 2011-4 PF, 2.865%, (1-month USLIBOR +0.550%), 2/25/2041	3,891,566
4,328,285	[1]	REMIC 2012-130 DF, 2.715%, (1-month USLIBOR +0.400%), 12/25/2042	4,342,168
		TOTAL	29,982,884
		Government National Mortgage Association—0.6%
980,162	[1]	REMIC 2012-42 HF, 2.671%, (1-month USLIBOR +0.370%), 3/20/2042	986,557
		Non-Agency Mortgage-Backed Securities—1.2%
1,949,683		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	1,796,466
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $47,818,433)	48,138,015
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—2.8%
		Agency Commercial Mortgage-Backed Securities—2.8%
519,168		FHLMC REMIC KF03 A, 2.647% (1-month USLIBOR +0.340%), 1/25/2021	519,019

Principal Amount or Shares			Value
	[1]	COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Agency Commercial Mortgage-Backed Securities—continued
$3,757,471		FHLMC REMIC KS02 A, 2.687% (1-month USLIBOR +0.380%), 8/25/2023	$3,756,083
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,276,639)	4,275,102
		MORTGAGE-BACKED SECURITIES—9.6%
		Federal Home Loan Mortgage Corporation—1.3%
1,484,388		4.000%, 9/1/2047	1,495,463
510,648		4.000%, 11/1/2047	514,458
		TOTAL	2,009,921
		Federal National Mortgage Association—8.3%
1,475,174		3.000%, 8/1/2023	1,471,131
2,687,267		3.500%, 12/1/2031	2,700,598
1,841,686		4.000%, 12/1/2047	1,861,038
522,378		4.000%, 2/1/2048	526,235
540,026		4.000%, 2/1/2048	544,013
3,730,342		4.000%, 3/1/2048	3,755,551
1,427,068		4.000%, 3/1/2048	1,436,712
185,095		5.000%, 1/1/2024	190,560
		TOTAL	12,485,838
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $14,496,165)	14,495,759
		U.S. TREASURIES—5.2%
		U.S. Treasury Notes—5.2%
4,000,000		United States Treasury Notes, 0.875%, 9/15/2019	3,944,062
1,500,000		United States Treasury Notes, 2.250%, 2/29/2020	1,490,304
2,500,000		United States Treasury Notes, 2.625%, 8/31/2020	2,492,205
		TOTAL U.S. TREASURIES (IDENTIFIED COST $7,942,341)	7,926,571
		INVESTMENT COMPANY—2.3%
3,434,086		Federated Government Obligations Fund, Premier Shares, 2.12%[2] (AT AMORTIZED COST)	3,434,086
		TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $150,025,155)	150,372,342
		OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	980,619
		TOTAL NET ASSETS—100%	$151,352,961
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 8/31/2018	6,416,535
Purchases/Additions	19,140,588
Sales/Reductions	(22,123,037)
Balance of Shares Held 11/30/2018	3,434,086
Value	$3,434,086
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$14,148
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$71,062,478	$—	$71,062,478
Asset-Backed Security	—	1,040,331	—	1,040,331
Collateralized Mortgage Obligations	—	48,138,015	—	48,138,015
Commercial Mortgage-Backed Securities	—	4,275,102	—	4,275,102
Mortgage-Backed Securities	—	14,495,759	—	14,495,759
U.S. Treasuries	—	7,926,571	—	7,926,571
Investment Company	3,434,086	—	—	3,434,086
TOTAL SECURITIES	$3,434,086	$146,938,256	$—	$150,372,342
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adjustable Rate Securities Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 23, 2019

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2019